INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Operating loss carry forwards	$ 73,379,434	$ 70,043,631
Operating loss carry forwards expiration date description	These losses will expire between 2035 to 2039.